Related Parties (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party transaction, expenses	$ 3.4	$ 3.1	$ 2.8
Officers And Directors [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 0.5	$ 0.5